Financial Risk Management - Information Regarding Aging and Collectability of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable Recorded Investment [Line Items]
Accounts receivable	$ 10,812	$ 19,298
Long-term accounts receivable	415
Total accounts receivable	11,227
Trade Accounts Receivable [Member]
Financing Receivable Recorded Investment [Line Items]
Current	769	12,000
Less allowance for doubtful accounts	(858)	(421)
Accounts receivable	10,812	19,298
Long-term accounts receivable	415
Total accounts receivable	11,227	19,298
1 - 30 days [Member] | Trade Accounts Receivable [Member]
Financing Receivable Recorded Investment [Line Items]
Accounts receivable	2,885	2,909
31 - 60 days [Member] | Trade Accounts Receivable [Member]
Financing Receivable Recorded Investment [Line Items]
Accounts receivable	2,146	1,098
61 - 90 days [Member] | Trade Accounts Receivable [Member]
Financing Receivable Recorded Investment [Line Items]
Accounts receivable	3,193	1,114
91 days and over [Member] | Trade Accounts Receivable [Member]
Financing Receivable Recorded Investment [Line Items]
Accounts receivable	$ 2,677	$ 2,598